Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1. Nature of Business

Throughout this report, the terms “our,” “we,” “us,” and the “Company” refer to LGBTQ Loyalty Holdings, Inc., (formerly LifeApps Brands Inc.) including its subsidiaries. The accompanying unaudited condensed consolidated financial statements of LGBTQ Loyalty Holdings, Inc. at March 31, 2018 and 2017 have been prepared in accordance with generally accepted accounting principles (“GAAP”) for interim financial statements, instructions to Form 10-Q, and Regulation S-X. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in our annual report on Form 10-K for the year ended December 31, 2018. In management’s opinion, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation to make our financial statements not misleading have been included. The results of operations for the periods ended March 31, 2019 and 2018 presented are not necessarily indicative of the results to be expected for the full year. The December 31, 2018 balance sheet has been derived from our audited financial statements included in our annual report on Form 10-K for the year ended December 31, 2018.

Through our wholly owned subsidiary LifeApps, Inc., we are a licensed developer and publisher of apps for the Apple Apps Store for iPhone, iPod touch, iPad and iPad mini. We are also a licensed developer on both Google Play and Amazon Appstore for Android. We have distributed apps on all three platforms.

Moving forward we are developing a digital media network specializing in targeting highly sought-after niche demographic audiences. The company will focus on two core businesses, an LGBT Ad Network and an LGBT Digital Network. Through our digital platform we will aggregate content from around the world. We will create original content along with sponsored content in a 24/7 digital network. The LGBT Ad Network will assist brands in global targeting of the LGBT demographic. The Ad Network will provide advertisers and brands with over 300 mainstream digital platforms and a “bullseye” on this loyal, affluent and ever-expanding audience. We will deliver to our audience with a relevant sponsored content marketing message across all spectrums of digitally connected devices. Our unique value proposition to our audience and sponsors is the ability deliver aggregated and original content, with emphasis on interactive content and captive video.

Note 1. Nature of Business

Throughout this report, the terms "our," "we," "us," and the "Company" refer to LifeApps Brands Inc., including its subsidiaries.

Through our wholly owned subsidiary LifeApps, Inc., we are a licensed developer and publisher of apps for the Apple Apps Store for iPhone, iPod touch, iPad and iPad mini. We are also a licensed developer on both Google Play and Amazon Appstore for Android. We have distributed apps on all three platforms.

Moving forward we intend to create a LGBTQ Loyalty Preference Index.  We will attempt to support and grow the Index through an LGBTQ Loyalty Sponsorship program. LGBTQ Loyalty Sponsorship packages will be offered to companies with a desire to market their products and services to the LGBTQ community. We also intend to develop a digital media network specializing in targeting highly sought-after niche demographic audiences.  The company will focus on two core businesses, an LGBT Ad Network and an LGBT Digital Network.  Through our digital platform we will aggregate content from around the world.  We will create original content along with sponsored content in a 24/7 digital network.  The LGBT Ad Network will assist brands in global targeting of the LGBT demographic.  The Ad Network will provide advertisers and brands with over 300 mainstream digital platforms and a "bullseye" on this loyal, affluent and ever-expanding audience. We will deliver to our audience with a relevant sponsored content marketing message across all spectrums of digitally connected devices. Our unique value proposition to our audience and sponsors is the ability deliver aggregated and original content, with emphasis on interactive content and captive video.